Note 24 - Subsequent Events	12 Months Ended
Oct. 31, 2011
Subsequent Events [Text Block]
24.  Subsequent Events

On November 1, 2011, K. Hovnanian issued $141.8 million aggregate principal amount of 5.0% Senior Secured Notes due 2021 and $53.2 million aggregate principal amount of 2.0% Senior Secured Notes due 2021 in exchange for $195.0 million of K. Hovnanian's unsecured senior notes as follows: $16.7 million in aggregate principal amount of 6 1/2% Senior Notes due 2014, $26.2 million in aggregate principal amount of 6 3/8% Senior Notes due 2014, $67.6 million in aggregate principal amount of 11 7/8% Senior Notes due 2015, $31.3 million in aggregate principal amount of 6 1/4% Senior Notes due 2015, $13.3 million in aggregate principal amount of 6 1/4% Senior Notes due 2016, $20.7 million in aggregate principal amount of 7 1/2% Senior Notes due 2016 and $19.2 million in aggregate principal amount of 8 5/8% Senior Notes due 2017. Holders of the senior notes due 2014 and 2015 that were exchanged in the exchange offer also received an aggregate of approximately $14.2 million in cash payments and all holders of senior notes that were exchanged in the exchange received accrued and unpaid interest (in the aggregate amount of approximately $3.3 million).  The 5.0% Senior Secured Notes and the 2.0% Senior Secured Notes were issued as separate series under an indenture, but have substantially the same terms other than with respect to interest rate and related redemption provisions, and will vote together as a single class.  These secured notes are guaranteed by each of Hovnanian’s subsidiaries, except for its home mortgage subsidiaries, certain of its joint ventures, joint venture holding companies (other than members of the “Secured Group” (as defined below)), and certain of its title insurance subsidiaries. The guarantees of K. Hovnanian JV Holdings, L.L.C. and its subsidiaries other than certain joint ventures and joint venture holding companies (collectively, the “Secured Group”), are secured, subject to permitted liens and other exceptions, by a first-priority lien on substantially all of the assets of the members of the Secured Group. As of October 31, 2011, the collateral securing the guarantees primarily includes $135.9 million of cash and cash equivalents and equity interest in guarantors that are members of the Secured Group. Subsequent to such date, cash uses include general business operations and real estate and other investments. Members of the Secured Group also own equity in joint ventures, either directly or indirectly through ownership of joint venture holding companies, with a book value of $47.8 million as of October 31, 2011; this equity is not pledged to secure, and is not collateral for, these senior secured notes. Members of the Secured Group are “unrestricted subsidiaries” under K. Hovnanian's other senior and senior secured notes and Amortizing Notes, and thus have not guaranteed such indebtedness.  These senior secured notes are redeemable in whole or in part at our option at any time, at 100.0% of the principal amount plus the greater of 1% of the principal amount and an applicable “Make-Whole Amount.”  In addition, we may redeem up to 35% of the aggregate principal amount of the notes before November 1, 2014 with the net cash proceeds from certain equity offerings at 105.0% (in the case of the 5.0% Secured Notes) and 102.0% (in the case of the 2.0% Secured Notes) of principal. The accounting for the exchange is being treated as a Troubled Debt Restructuring. Under this accounting, the Company would not recognize any gain or loss on extinguishment of debt.

The Indenture under which the 5.0% Senior Secured Notes and the 2.0% Senior Secured Notes were issued contains restrictive covenants that limit among other things, the ability of Hovnanian and certain of its subsidiaries, including K. Hovnanian, to incur additional indebtedness, pay dividends and make distributions on common and preferred stock, repurchase common and preferred stock, make other restricted payments, make investments, sell certain assets, incur liens, consolidate, merge, sell or otherwise dispose of all or substantially all of its assets and enter into certain transactions with affiliates. The indenture also contains customary events of default which would permit the holders of the 5.00% secured notes and 2.00% Secured Notes to declare those notes to be immediately due and payable if not cured within applicable grace periods, including the failure to make timely payments on the notes or other material indebtedness, the failure to satisfy covenants, the failure of the documents granting security for the notes to be in full force and effect, the failure of the liens on any material portion of the collateral securing the notes to be valid and perfected and specified events of bankruptcy and insolvency.

In addition, on November 1, 2011, K. Hovnanian entered into a Second Supplemental Indenture (the “11 7/8% Notes Supplemental Indenture”), among K. Hovnanian, Hovnanian, as guarantor, the other guarantors party thereto and Wilmington Trust Company, as trustee, amending and supplementing that certain Indenture dated February 14, 2011 (the “Base Indenture”) by and among K. Hovnanian, Hovnanian, as guarantor, and Wilmington Trust Company, as trustee, as amended by the First Supplemental Indenture dated as of February 14, 2011 (the “First Supplemental Indenture”), by and among K. Hovnanian, Hovnanian, as guarantor, the other guarantors party thereto and Wilmington Trust Company, as trustee (the Base Indenture as amended by the First Supplemental Indenture, the “Existing Indenture”). The 11 7/8% Notes Supplemental Indenture was executed and delivered following the receipt by K. Hovnanian of consents from a majority of the holders of K. Hovnanian’s 11 7/8/% Senior Notes due 2015. The 11 7/8% Notes Supplemental Indenture provides for the elimination of substantially all of the restrictive covenants and certain of the default provisions contained in the Existing Indenture and the 11 7/8% Senior Notes due 2015.

Separate from the above, in the first quarter of fiscal 2012, we repurchased approximately $44 million principal amount of our unsecured senior notes for an aggregate purchase price of approximately $19 million in cash, excluding cash paid for interest, resulting in an approximate gain on extinguishment of debt of $25 million.